Baird Quality Intermediate Municipal Bond Fund
Schedule of Investments, March 31, 2021 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

Municipal Bonds
Alabama
City of Huntsville AL:
5.000%, 09/01/2029	$2,190,000	$2,890,287
5.000%, 09/01/2029	1,325,000	1,748,689
City of Tuscaloosa AL,
4.000%, 10/01/2028	1,000,000	1,212,475
Montgomery Water Works & Sanitary Sewer Board:
4.000%, 09/01/2033 (Callable 09/01/2029)	410,000	492,824
4.000%, 09/01/2034 (Callable 09/01/2029)	190,000	227,641
4.000%, 09/01/2035 (Callable 09/01/2029)	500,000	597,386
Total Alabama (Cost $7,110,399)		7,169,302	0.5%

Alaska
Alaska Housing Finance Corp.:
4.000%, 06/01/2031 (Callable 06/01/2027)	1,700,000	1,963,704
4.000%, 12/01/2031 (Callable 06/01/2027)	2,980,000	3,436,897
5.000%, 12/01/2031 (Callable 06/01/2028)	1,465,000	1,798,023
4.000%, 12/01/2032 (Callable 06/01/2027)	865,000	994,515
3.450%, 12/01/2033 (Callable 06/01/2027)	190,000	194,297
4.000%, 06/01/2036 (Callable 06/01/2025)	1,000,000	1,091,551
4.000%, 12/01/2048 (Callable 06/01/2027)	1,010,000	1,117,519
City of Valdez AK,
5.000%, 06/30/2029 (Callable 06/30/2022)	1,225,000	1,298,026
Total Alaska (Cost $11,607,800)		11,894,532	0.8%

Arizona
Arizona Industrial Development Authority,
2.500%, 05/01/2022 (Insured by AGM) (3)	6,735,012	6,761,205
Arizona State University,
5.000%, 07/01/2032 (Pre-refunded to 07/01/2022)	715,000	756,890
City of Tempe AZ:
5.000%, 07/01/2033 (Pre-refunded to 07/01/2028)	40,000	51,371
5.000%, 07/01/2034 (Pre-refunded to 07/01/2027)	165,000	207,205
5.000%, 07/01/2034 (Pre-refunded to 07/01/2028)	325,000	417,388
5.000%, 07/01/2035 (Pre-refunded to 07/01/2027)	185,000	232,320
5.000%, 07/01/2037 (Pre-refunded to 07/01/2028)	215,000	276,118
5.000%, 07/01/2038 (Pre-refunded to 07/01/2028)	350,000	449,495
City of Tucson AZ,
5.000%, 07/01/2028 (Callable 07/01/2025)	750,000	884,784
Maricopa County Unified School District No. 48:
4.000%, 07/01/2033 (Callable 07/01/2028)	500,000	589,918
3.000%, 07/01/2034 (Callable 07/01/2028)	1,350,000	1,480,735
Salt River Project Agricultural Improvement & Power District,
5.000%, 01/01/2034 (Callable 01/01/2027)	3,555,000	4,311,290
Total Arizona (Cost $15,989,644)		16,418,719	1.1%

Arkansas
City of Little Rock AR,
5.000%, 10/01/2034 (Callable 04/01/2025)	5,000,000	5,821,358
City of Pine Bluff AR,
3.000%, 02/01/2047 (Callable 08/01/2027)(Insured by BAM)	1,785,000	1,867,325
City of Rogers AR:
4.000%, 11/01/2025 (Callable 05/01/2024)	570,000	631,805
4.000%, 11/01/2027 (Callable 05/01/2024)	460,000	507,950
County of St. Francis AR,
1.250%, 08/01/2033 (Callable 08/01/2026)(Insured by BAM)	1,010,000	957,660
Jonesboro City Water & Light Plant:
4.000%, 06/01/2033 (Callable 12/01/2030)	500,000	606,646
4.000%, 06/01/2035 (Callable 12/01/2030)	1,360,000	1,635,999
University of Arkansas:
5.000%, 11/01/2035 (Callable 11/01/2024)	665,000	753,841
4.000%, 04/01/2037 (Callable 04/01/2029)	160,000	186,105
4.000%, 04/01/2039 (Callable 04/01/2029)	245,000	283,434
Total Arkansas (Cost $12,681,336)		13,252,123	0.8%

California
Anaheim Housing & Public Improvements Authority:
5.000%, 10/01/2037 (Callable 10/01/2025)	750,000	883,370
5.000%, 10/01/2038 (Callable 10/01/2025)	1,000,000	1,176,381
Antelope Valley Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2025)	150,000	98,419
Aromas-San Juan Unified School District,
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	925,000	82,674
Brea Redevelopment Agency:
0.000%, 08/01/2033 (Callable 08/01/2027) (5)	1,500,000	1,592,355
0.000%, 08/01/2034 (Callable 08/01/2027) (5)	1,750,000	1,852,629
California Health Facilities Financing Authority,
4.000%, 08/15/2035 (Callable 08/15/2026)	2,000,000	2,264,280
California Municipal Finance Authority,
5.000%, 01/01/2028 (Pre-refunded to 01/01/2022)	1,230,000	1,272,537
Citrus Community College District,
0.000%, 08/01/2034 (Pre-refunded to 02/01/2024) (5)	885,000	919,646
City & County of San Francisco CA:
4.000%, 06/15/2037 (Callable 06/15/2029)	925,000	1,104,534
4.000%, 06/15/2038 (Callable 06/15/2029)	3,010,000	3,579,193
City of Bakersfield CA,
0.000%, 04/15/2021 (ETM)	12,385,000	12,384,450
City of Pasadena CA,
4.250%, 06/01/2034 (Callable 06/01/2023)	500,000	535,382
Commerce Community Development Commission Successor Agency,
0.000%, 08/01/2021 (ETM)	90,000	89,925
Contra Costa Transportation Authority,
5.000%, 03/01/2028 (Callable 03/01/2025)	1,570,000	1,835,968
Department of Veterans Affairs Veteran's Farm & Home Purchase Program,
4.000%, 12/01/2049 (Callable 06/01/2028)	1,575,000	1,740,686
El Rancho Unified School District,
0.000%, 08/01/2035 (Pre-refunded to 08/01/2023)(Insured by BAM)	300,000	144,490
Fontana Unified School District:
0.000%, 02/01/2033 (ETM)(Insured by AGM)	435,000	362,422
3.000%, 08/01/2041 (Callable 08/01/2028)(Insured by BAM)	3,000,000	3,210,015
Foothill-Eastern Transportation Corridor Agency:
0.000%, 01/01/2028 (ETM)	3,150,000	2,915,750
0.000%, 01/01/2030 (ETM)	75,000	65,990
Gateway Unified School District,
0.000%, 03/01/2037 (ETM)(Insured by AGM)	45,000	30,990
Imperial Community College District,
7.000%, 08/01/2040 (Pre-refunded to 08/01/2030)(Insured by AGM) (5)	180,000	270,200
Kern Community College District,
0.000%, 08/01/2023	2,200,000	2,178,883
La Canada Unified School District:
4.000%, 08/01/2045 (Callable 08/01/2028)	850,000	974,564
4.000%, 08/01/2049 (Callable 08/01/2028)	1,000,000	1,142,244
Mendocino-Lake Community College District,
0.000%, 08/01/2051 (Pre-refunded to 08/01/2021)(Insured by AGM)	1,285,000	127,429
Moorpark Unified School District,
0.000%, 08/01/2036 (Callable 08/01/2032)(Insured by AGM) (5)	460,000	478,644
Mount Diablo Unified School District,
0.000%, 08/01/2030 (Callable 08/01/2025)(Insured by AGM) (5)	150,000	165,096
Mount San Antonio Community College District,
0.000%, 08/01/2028 (Callable 02/01/2028) (5)	550,000	644,213
Northern California Power Agency,
7.500%, 07/01/2023 (Pre-refunded to 07/01/2021)(Insured by AMBAC)	265,000	269,689
Pacheco Union Elementary School District,
0.000%, 02/01/2037 (ETM)(Insured by AGM)	300,000	211,369
Pajaro Valley Unified School District:
5.000%, 08/01/2030 (Callable 04/21/2021)(Insured by BAM)	235,000	235,382
5.000%, 08/01/2031 (Callable 04/21/2021)(Insured by BAM)	275,000	275,433
Paramount Unified School District:
0.000%, 08/01/2043	250,000	64,625
0.000%, 08/01/2045 (Callable 02/01/2033)(Insured by AGM) (5)	325,000	428,331
Peralta Community College District,
3.500%, 08/01/2032 (Callable 08/01/2025)	1,715,000	1,860,279
Pittsburg Unified School District Financing Authority,
0.000%, 09/01/2040 (Pre-refunded to 09/01/2021)(Insured by AGM)	815,000	193,873
Pleasanton Unified School District,
3.000%, 08/01/2033 (Callable 08/01/2025)	2,000,000	2,130,683
Rio Hondo Community College District,
0.000%, 08/01/2042 (Callable 08/01/2034) (5)	6,760,000	8,911,203
San Diego Unified School District:
6.000%, 07/01/2033 (Pre-refunded to 07/01/2024) (5)	350,000	414,128
0.000%, 07/01/2034 (Callable 07/01/2025)	2,000,000	1,318,271
4.000%, 07/01/2034 (Callable 07/01/2027)	1,000,000	1,166,578
San Joaquin Hills Transportation Corridor Agency:
0.000%, 01/01/2023 (ETM)	14,005,000	13,951,554
0.000%, 01/01/2027 (ETM)	1,380,000	1,303,219
0.000%, 01/01/2028 (ETM)	810,000	749,765
San Marcos Unified School District:
0.000%, 08/01/2030	150,000	109,553
0.000%, 08/01/2032 (Pre-refunded to 02/01/2024)	400,000	261,690
0.000%, 08/01/2038 (Pre-refunded to 02/01/2024)	1,500,000	695,601
San Mateo Foster City School District,
0.000%, 08/01/2032 (Callable 08/01/2028) (5)	125,000	147,939
San Mateo Union High School District:
5.000%, 09/01/2041 (Callable 09/01/2023)	2,105,000	2,338,724
5.000%, 12/15/2043 (Pre-refunded to 12/15/2024)(Insured by AMBAC) (5)	1,635,000	1,907,908
San Ysidro School District:
0.000%, 08/01/2042 (Pre-refunded to 08/01/2021)(Insured by AGM)	375,000	78,674
0.000%, 08/01/2043 (Pre-refunded to 08/01/2021)(Insured by AGM)	290,000	56,310
0.000%, 08/01/2050 (Pre-refunded to 08/01/2021)(Insured by AGM)	525,000	58,987
St. Helena Unified School District,
0.000%, 08/01/2028 (5)	130,000	143,261
State of California,
5.000%, 08/01/2031 (Callable 02/01/2025)	1,100,000	1,276,621
Sutter Union High School District:
0.000%, 08/01/2030 (Pre-refunded to 08/01/2025)	185,000	127,898
0.000%, 08/01/2036 (Pre-refunded to 08/01/2025)	75,000	33,528
0.000%, 08/01/2037 (Pre-refunded to 08/01/2025)	50,000	20,811
0.000%, 08/01/2041 (Pre-refunded to 08/01/2025)	50,000	15,586
0.000%, 08/01/2043 (Pre-refunded to 08/01/2025)	200,000	53,735
0.000%, 08/01/2044 (Pre-refunded to 08/01/2025)	420,000	104,701
0.000%, 06/01/2050 (Pre-refunded to 08/01/2025)	700,000	111,524
Tustin Unified School District,
6.000%, 08/01/2028 (Callable 08/01/2021) (5)	1,310,000	1,334,601
Victor Valley Union High School District:
0.000%, 08/01/2036 (Pre-refunded to 08/01/2023)(Insured by AGM)	510,000	250,763
0.000%, 08/01/2038 (Pre-refunded to 08/01/2023)(Insured by AGM)	460,000	199,513
0.000%, 08/01/2041 (Pre-refunded to 08/01/2023)	545,000	197,904
0.000%, 08/01/2042 (Pre-refunded to 08/01/2023)	2,000,000	683,033
0.000%, 08/01/2046 (Pre-refunded to 08/01/2023)	200,000	53,486
0.000%, 08/01/2052 (Pre-refunded to 08/01/2023)	790,000	145,101
Total California (Cost $83,715,954)		88,015,193	5.7%

Colorado
Boulder Valley School District No. Re-2,
5.000%, 12/01/2038 (Callable 06/01/2025)(Insured by ST AID)	1,225,000	1,425,989
Brush School District No. RE-2J:
5.000%, 12/01/2031 (Callable 12/01/2027)(Insured by BAM)	380,000	469,575
5.000%, 12/01/2032 (Callable 12/01/2027)(Insured by BAM)	395,000	486,513
5.000%, 12/01/2035 (Callable 12/01/2027)(Insured by BAM)	460,000	562,124
City of Aurora CO,
5.000%, 12/01/2029	2,400,000	3,149,603
City of Fort Lupton CO,
4.000%, 12/01/2042 (Callable 12/01/2027)(Insured by AGM)	850,000	963,580
Colorado Health Facilities Authority:
0.000%, 07/15/2022 (ETM)	14,185,000	14,141,593
0.000%, 07/15/2024 (ETM)	875,000	859,950
4.000%, 07/01/2039 (Pre-refunded to 11/09/2022)	100,000	105,930
5.250%, 01/01/2040 (Pre-refunded to 01/01/2023)	3,545,000	3,849,746
5.250%, 01/01/2045 (Pre-refunded to 01/01/2023)	335,000	364,105
5.000%, 06/01/2047 (Pre-refunded to 06/01/2027)	5,800,000	7,224,740
Dawson Ridge Metropolitan District No. 1:
0.000%, 10/01/2022 (ETM)	13,745,000	13,706,190
0.000%, 10/01/2022 (ETM)	23,840,000	23,772,685
Mesa County Valley School District No. 51,
5.500%, 12/01/2037 (Callable 12/01/2027)(Insured by ST AID)	1,000,000	1,282,803
Regional Transportation District,
4.375%, 06/01/2039 (Callable 06/01/2023)	5,725,000	6,087,677
Total Colorado (Cost $75,587,004)		78,452,803	5.1%

Connecticut
City of Norwalk CT,
4.000%, 09/01/2031 (Callable 09/01/2029)	1,210,000	1,471,693
Connecticut Housing Finance Authority:
2.875%, 11/15/2030 (Callable 05/15/2025)	1,500,000	1,574,106
4.000%, 11/15/2045 (Callable 05/15/2028)	6,050,000	6,664,106
4.000%, 11/15/2047 (Callable 11/15/2026)	1,035,000	1,117,370
4.000%, 05/15/2049 (Callable 11/15/2028)	2,265,000	2,559,816
State of Connecticut,
5.000%, 05/01/2026	1,300,000	1,575,692
University of Connecticut,
5.000%, 01/15/2031 (Callable 01/15/2027)(Insured by AGM)	1,250,000	1,505,878
Total Connecticut (Cost $15,790,444)		16,468,661	1.1%

District of Columbia
District of Columbia:
5.000%, 03/01/2036 (Callable 09/01/2029)	1,500,000	1,934,210
5.000%, 04/01/2042 (Pre-refunded to 04/01/2027)	160,000	198,797
5.000%, 10/15/2044 (Callable 04/15/2029)	2,050,000	2,552,362
District of Columbia Housing Finance Agency,
1.450%, 02/01/2039 (Mandatory Tender Date 08/01/2022) (1)	1,915,000	1,943,725
Total District of Columbia (Cost $6,504,963)		6,629,094	0.4%

Florida
City of Fort Myers FL,
4.000%, 12/01/2037 (Callable 12/01/2025)	480,000	537,571
City of Gainesville FL,
0.050%, 10/01/2042 (Optional Put Date 04/01/2021) (1)	3,700,000	3,700,000
City of Jacksonville FL:
0.050%, 08/01/2036 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	21,460,000	21,460,000
0.050%, 08/01/2036 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	10,000,000	10,000,000
City of Miami Beach FL,
6.250%, 10/01/2022 (ETM)(Insured by AMBAC)	550,000	581,653
City of Miramar FL:
5.000%, 10/01/2029 (Callable 10/01/2027)	1,025,000	1,290,723
5.000%, 10/01/2030 (Callable 10/01/2027)	1,000,000	1,253,672
5.000%, 10/01/2034 (Callable 10/01/2027)	1,000,000	1,240,994
5.000%, 10/01/2035 (Callable 10/01/2027)	1,030,000	1,274,624
City of Orlando FL,
5.000%, 11/01/2034 (Callable 11/01/2027)(Insured by AGM)	1,000,000	1,235,216
City of Tallahassee FL:
5.000%, 10/01/2033 (Callable 10/01/2024)	255,000	293,553
5.000%, 10/01/2034 (Callable 10/01/2024)	1,010,000	1,161,185
5.000%, 10/01/2035 (Callable 10/01/2024)	825,000	946,951
City of Tampa FL:
4.125%, 10/01/2031 (Pre-refunded to 10/01/2021)	1,930,000	1,968,056
5.250%, 05/01/2043 (Callable 05/01/2028)	2,000,000	2,521,429
County of Miami-Dade FL:
5.250%, 10/01/2022 (Insured by AGM)	50,000	53,752
0.000%, 10/01/2027 (ETM)(Insured by NATL)	185,000	172,957
5.250%, 10/01/2030 (ETM)(Insured by NATL)	2,630,000	3,512,356
Florida Housing Finance Corp.:
1.940%, 08/01/2036 (Insured by FNMA)	5,000,000	4,896,858
4.200%, 01/01/2045 (Callable 01/01/2028)(Insured by GNMA)	5,375,000	5,797,622
3.800%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	190,000	196,269
4.000%, 07/01/2050 (Callable 07/01/2028)(Insured by GNMA)	4,025,000	4,471,183
3.500%, 07/01/2051 (Callable 07/01/2029)(Insured by GNMA)	650,000	720,788
Highlands County Health Facilities Authority:
0.060%, 11/15/2035 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	1,000,000	1,000,000
0.060%, 11/15/2037 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	4,900,000	4,900,000
Jacksonville Electric Authority:
5.000%, 10/01/2023 (Pre-refunded to 04/01/2023)	690,000	755,563
5.000%, 10/01/2028 (Pre-refunded to 04/01/2024)	755,000	858,568
Lee County School Board,
5.000%, 08/01/2032 (Callable 08/01/2026)	1,650,000	1,987,087
Miami-Dade County Health Facilities Authority,
5.750%, 05/01/2021 (ETM)(Insured by NATL)	305,000	306,133
Mid-Bay Bridge Authority:
6.875%, 10/01/2022 (ETM)	2,110,000	2,239,490
6.875%, 10/01/2022 (ETM)(Insured by AMBAC)	1,450,000	1,544,030
Osceola County Expressway Authority,
0.000%, 10/01/2028 (ETM) (5)	95,000	104,668
Reedy Creek Improvement District,
5.000%, 10/01/2031 (Callable 10/01/2028)	310,000	391,276
School Board of Miami-Dade County,
5.000%, 03/15/2039 (Callable 03/15/2024)	2,000,000	2,239,915
School District of Broward County:
5.250%, 07/01/2022 (Pre-refunded to 07/01/2021)	8,460,000	8,564,237
5.250%, 07/01/2023 (Pre-refunded to 07/01/2021)	4,840,000	4,899,634
5.000%, 07/01/2024 (Pre-refunded to 07/01/2022)	940,000	995,677
Seminole County School Board,
5.000%, 07/01/2035 (Callable 07/01/2026)	145,000	173,436
Total Florida (Cost $98,580,092)		100,247,126	6.5%

Georgia
Atlanta Development Authority:
5.000%, 09/01/2023 (ETM)	2,450,000	2,727,044
5.000%, 09/01/2024 (Pre-refunded to 09/01/2023)	910,000	1,012,902
5.000%, 09/01/2032 (Pre-refunded to 09/01/2023)	1,315,000	1,463,699
Development Authority of Rockdale County:
5.000%, 07/01/2022	415,000	438,886
5.000%, 07/01/2023	220,000	242,297
Forsyth County Hospital Authority,
6.375%, 10/01/2028 (ETM)	7,335,000	9,065,462
Georgia Housing & Finance Authority,
3.500%, 12/01/2046 (Callable 12/01/2025)	560,000	591,761
Main Street Natural Gas, Inc.,
0.907%, 08/01/2048 (1 Month LIBOR USD + 0.830%)(Callable 09/01/2023)(Mandatory Tender Date 12/01/2023) (2)	1,000,000	1,007,924
Richmond County Development Authority:
0.000%, 12/01/2021 (ETM)	1,950,000	1,948,212
0.000%, 12/01/2021 (ETM)	4,030,000	4,026,304
Total Georgia (Cost $21,550,003)		22,524,491	1.5%

Idaho
Ada & Boise Counties Independent School District,
5.000%, 08/01/2032 (Callable 02/01/2027)	500,000	605,600
Total Idaho (Cost $590,698)		605,600	0.0%

Illinois
Boone & Winnebago Counties Community Unit School District No. 200,
0.000%, 01/01/2024 (ETM)(Insured by AGM)	720,000	697,928
City of Chicago IL:
5.125%, 01/01/2022 (Insured by BHAC)	295,000	305,070
5.000%, 01/01/2034 (Pre-refunded to 01/01/2025)	2,170,000	2,533,887
Cook County Forest Preserve District,
5.000%, 12/15/2037 (Callable 06/15/2022)	1,070,000	1,126,384
Cook County School District No. 130,
5.000%, 12/01/2026 (Callable 12/01/2025)(Insured by AGM)	1,140,000	1,369,906
Cook County School District No. 144,
4.500%, 12/01/2025 (ETM)(Insured by AGM)	5,000	5,382
Cook County School District No. 159:
0.000%, 12/01/2022 (ETM)	2,000,000	1,990,099
0.000%, 12/01/2025 (ETM)	400,000	386,300
0.000%, 12/01/2028 (ETM)	295,000	268,771
Cook County School District No. 163:
6.000%, 12/15/2026 (Insured by BAM)	1,165,000	1,474,135
5.000%, 12/15/2028 (Insured by BAM)	1,305,000	1,634,601
County of Cook IL:
5.000%, 11/15/2033 (Callable 11/15/2027)	3,000,000	3,735,205
5.000%, 11/15/2034 (Callable 11/15/2027)	4,325,000	5,378,683
Exceptional Children Have Opportunities:
5.000%, 12/01/2027	340,000	414,303
5.000%, 12/01/2027	270,000	329,006
5.000%, 12/01/2028	585,000	721,357
5.000%, 12/01/2029	615,000	773,676
5.000%, 12/01/2030 (Callable 12/01/2029)	645,000	850,234
5.000%, 12/01/2031 (Callable 12/01/2029)	675,000	885,131
4.000%, 12/01/2032 (Callable 12/01/2029)	210,000	241,451
4.000%, 12/01/2033 (Callable 12/01/2029)	740,000	846,133
Illinois Development Finance Authority:
0.000%, 07/15/2023 (ETM)	27,625,000	27,387,146
0.000%, 07/15/2025 (ETM)	51,620,000	50,035,777
2.450%, 11/15/2039 (Mandatory Tender Date 03/03/2026) (1)	2,230,000	2,369,626
Illinois Finance Authority:
5.000%, 02/15/2022	1,095,000	1,140,488
5.000%, 12/01/2030 (Pre-refunded to 12/01/2021)	6,875,000	7,093,848
5.000%, 07/01/2031 (Callable 01/01/2026)	1,200,000	1,438,312
4.000%, 01/15/2033 (Callable 01/15/2028)	2,170,000	2,528,159
5.000%, 07/01/2033 (Callable 01/01/2027)	705,000	862,299
5.000%, 08/01/2033 (Pre-refunded to 08/01/2024)	700,000	806,158
4.000%, 01/01/2034 (Callable 01/01/2026)	1,030,000	1,168,691
4.000%, 07/01/2035 (Callable 01/01/2026)	1,000,000	1,130,836
5.000%, 02/15/2036 (Callable 02/15/2027)	215,000	257,013
4.000%, 12/01/2036 (Callable 12/01/2028)	1,000,000	1,171,305
4.000%, 12/01/2037 (Callable 12/01/2028)	2,995,000	3,498,235
4.000%, 07/01/2041 (Callable 01/01/2031)	5,000,000	5,951,397
4.000%, 05/01/2044 (Callable 05/01/2025)	135,000	153,730
Illinois Housing Development Authority:
2.550%, 04/01/2025 (Insured by GNMA)	975,000	1,036,457
3.100%, 02/01/2035 (Callable 02/01/2026)	2,405,000	2,509,365
3.500%, 08/01/2046 (Callable 02/01/2026)	535,000	575,549
4.000%, 08/01/2048 (Callable 08/01/2027)(Insured by GNMA)	670,000	740,791
4.250%, 10/01/2049 (Callable 04/01/2028)	9,325,000	10,430,252
Kane County Community Unit School District No. 304:
9.000%, 01/01/2023 (ETM)(Insured by AGM)	805,000	926,062
9.000%, 01/01/2023 (Insured by AGM)	2,720,000	3,131,126
Kane McHenry Cook & De Kalb Counties Unit School District No. 300,
5.000%, 01/01/2032 (Callable 01/01/2027)	2,060,000	2,509,847
Knox & Warren Counties Community Unit School District No. 205:
4.000%, 12/01/2034 (Callable 12/01/2027)(Insured by BAM)	425,000	491,700
4.000%, 12/01/2039 (Callable 12/01/2027)(Insured by BAM)	1,305,000	1,445,739
Lake County Township High School District No. 113,
5.000%, 01/01/2034 (Pre-refunded to 01/01/2023)	3,675,000	3,985,080
McHenry County Community Consolidated School District No. 47,
4.000%, 02/01/2032 (Callable 02/01/2028)	850,000	996,839
Metropolitan Pier & Exposition Authority,
5.500%, 12/15/2023 (ETM)	1,335,000	1,421,395
Metropolitan Water Reclamation District of Greater Chicago,
5.000%, 12/01/2034 (Callable 12/01/2026)	295,000	361,098
Regional Transportation Authority:
6.700%, 11/01/2021 (Insured by NATL)	210,000	217,727
6.000%, 07/01/2022 (Insured by NATL)	3,705,000	3,966,414
6.000%, 07/01/2027 (Insured by AGM)	1,000,000	1,278,119
Southwestern Illinois Development Authority,
7.625%, 11/01/2048 (Pre-refunded to 11/01/2023)	6,185,000	7,337,932
State of Illinois:
6.500%, 06/15/2022	80,000	82,545
4.000%, 06/15/2038 (Callable 06/15/2028)(Insured by BAM)	1,850,000	1,984,324
Village of Carpentersville IL,
4.000%, 12/30/2030 (Callable 12/30/2028)(Insured by BAM)	1,920,000	2,318,166
Village of Schaumburg IL,
4.000%, 12/01/2024 (Callable 12/01/2022)	5,750,000	6,101,282
Will County Community High School District No. 210:
0.000%, 01/01/2024 (ETM)(Insured by AGM)	1,355,000	1,333,311
0.000%, 01/01/2025 (ETM)(Insured by AGM)	130,000	126,271
Will County Community Unit School District No. 201-U,
0.000%, 11/01/2024 (ETM)(Insured by NATL)	805,000	786,553
Will County Elementary School District No. 122,
0.000%, 10/01/2027 (ETM)(Insured by AGM)	470,000	440,826
Total Illinois (Cost $178,795,141)		189,495,432	12.3%

Indiana
Carmel Redevelopment Authority,
4.000%, 08/01/2033 (Pre-refunded to 08/01/2022)	1,000,000	1,051,382
Columbus Multi-High School Building Corp.:
5.000%, 01/15/2026 (Insured by ST AID)	1,125,000	1,348,235
5.000%, 01/15/2027 (Insured by ST AID)	1,265,000	1,557,191
5.000%, 07/15/2028 (Insured by ST AID)	1,000,000	1,273,200
Fishers Redevelopment Authority:
4.000%, 07/15/2027	200,000	235,305
4.000%, 01/15/2028	330,000	390,926
4.000%, 07/15/2028	335,000	399,265
4.000%, 07/15/2029 (Callable 01/15/2029)	540,000	645,536
4.000%, 07/15/2030 (Callable 01/15/2029)	725,000	862,069
Fort Wayne Redevelopment Authority,
5.000%, 02/01/2025 (Callable 02/01/2024)(Insured by ST AID)	335,000	376,264
Indiana Health & Educational Facilities Financing Authority,
4.000%, 11/15/2046 (Callable 11/15/2026)	1,780,000	1,974,947
Indiana Health Facility Financing Authority,
2.000%, 11/15/2036 (Pre-refunded to 02/01/2023) (1)	110,000	113,090
Indianapolis Local Public Improvement Bond Bank,
5.000%, 01/01/2033 (Pre-refunded to 01/01/2025)	1,780,000	2,082,102
Kankakee Valley Middle School Building Corp.:
5.000%, 01/15/2029 (Insured by ST AID)	475,000	609,808
5.000%, 07/15/2029 (Insured by ST AID)	1,180,000	1,528,552
Kokomo-Center School Building Corp.,
5.000%, 01/15/2037 (Callable 07/15/2027)(Insured by ST AID)	500,000	607,532
Northern Wells Multi-School Building Corp.,
4.000%, 07/15/2035 (Callable 07/15/2027)(Insured by ST AID)	160,000	180,737
Total Indiana (Cost $14,337,812)		15,236,141	1.0%

Iowa
County of Washington IA,
4.000%, 06/01/2030 (Callable 06/01/2026)	1,015,000	1,160,242
Iowa Finance Authority:
5.000%, 08/01/2028 (Pre-refunded to 08/01/2026)	3,625,000	4,465,640
5.000%, 08/01/2035 (Callable 08/01/2025)	950,000	1,123,231
4.000%, 07/01/2047 (Callable 07/01/2027)(Insured by GNMA)	605,000	659,933
4.000%, 07/01/2047 (Callable 07/01/2028)(Insured by GNMA)	1,175,000	1,330,383
3.250%, 07/01/2050 (Callable 07/01/2029)(Insured by GNMA)	1,680,000	1,847,662
Iowa Higher Education Loan Authority:
4.500%, 10/01/2033 (Pre-refunded to 10/01/2021)	2,100,000	2,144,207
0.040%, 11/01/2036 (1)	3,515,000	3,515,000
5.000%, 10/01/2038 (Pre-refunded to 10/01/2021)	2,090,000	2,139,101
University of Iowa,
4.000%, 07/01/2033 (Callable 07/01/2027)	655,000	750,038
Total Iowa (Cost $18,731,502)		19,135,437	1.2%

Kansas
Crawford County Unified School District No. 250,
5.000%, 09/01/2035 (Callable 09/01/2027)(Insured by BAM)	445,000	548,879
Johnson County Unified School District No. 512,
4.000%, 10/01/2035 (Callable 10/01/2025)	300,000	339,603
Kansas Development Finance Authority,
5.000%, 11/15/2032 (Callable 05/15/2022)	1,955,000	2,050,947
Shawnee County Unified School District No. 501,
2.000%, 08/01/2044 (Pre-refunded to 08/01/2026)	85,000	90,579
Total Kansas (Cost $2,971,421)		3,030,008	0.2%

Kentucky
Louisville & Jefferson County Metropolitan Government,
5.000%, 12/01/2035 (Callable 06/01/2022)	1,320,000	1,392,933
Total Kentucky (Cost $1,377,967)		1,392,933	0.1%

Louisiana
Caddo Parish Commission,
5.000%, 02/01/2028 (Callable 02/01/2025)	530,000	618,310
Jefferson Sales Tax District,
4.000%, 12/01/2032 (Callable 12/01/2029)(Insured by AGM)	1,300,000	1,565,384
Louisiana Public Facilities Authority:
5.500%, 05/15/2027 (Pre-refunded to 05/15/2026)	26,700,000	32,124,735
5.500%, 05/15/2032 (Pre-refunded to 05/15/2026)	22,180,000	27,490,757
State of Louisiana,
5.000%, 05/01/2027 (Pre-refunded to 05/01/2022)	1,420,000	1,493,597
Webster Parish School District No. 6:
5.000%, 03/01/2025 (Insured by AGM)	425,000	493,421
5.000%, 03/01/2026 (Insured by AGM)	635,000	757,815
5.000%, 03/01/2027 (Insured by AGM)	620,000	757,686
5.000%, 03/01/2028 (Insured by AGM)	755,000	940,831
4.000%, 03/01/2030 (Callable 03/01/2029)(Insured by AGM)	665,000	781,869
4.000%, 03/01/2031 (Callable 03/01/2029)(Insured by AGM)	840,000	979,061
Total Louisiana (Cost $62,513,917)		68,003,466	4.4%

Maryland
City of Baltimore MD:
5.000%, 07/01/2024 (ETM)	1,220,000	1,329,711
5.000%, 07/01/2028 (ETM)	250,000	289,807
Maryland Community Development Administration,
0.625%, 07/01/2022 (Callable 01/01/2022)	500,000	501,130
Maryland Health & Higher Educational Facilities Authority:
5.250%, 07/01/2026 (Pre-refunded to 07/01/2024)	285,000	328,936
5.000%, 07/01/2027 (ETM)(Insured by AMBAC)	1,740,000	2,008,996
State of Maryland:
4.000%, 06/01/2030 (Callable 06/01/2024)	5,790,000	6,357,703
4.000%, 08/01/2030 (Callable 08/01/2027)	2,130,000	2,512,442
5.000%, 08/01/2031 (Callable 08/01/2028)	9,835,000	12,507,690
Total Maryland (Cost $24,121,075)		25,836,415	1.7%

Massachusetts
Commonwealth of Massachusetts,
4.500%, 12/01/2043 (Pre-refunded to 12/01/2021)	1,235,000	1,270,684
Massachusetts Department of Transportation,
5.125%, 01/01/2023 (ETM)	645,000	685,399
Massachusetts Development Finance Agency,
5.000%, 07/15/2033 (Callable 07/15/2026)	1,470,000	1,785,638
Massachusetts Housing Finance Agency:
0.875%, 12/01/2023 (Callable 06/01/2022)	1,000,000	1,004,914
4.000%, 12/01/2044 (Callable 06/01/2025)	680,000	720,154
4.000%, 12/01/2048 (Callable 06/01/2027)(Insured by GNMA)	1,215,000	1,324,552
4.000%, 06/01/2049 (Callable 12/01/2028)	590,000	651,789
Massachusetts State College Building Authority:
0.000%, 05/01/2027 (ETM)(Insured by NATL)	335,000	313,791
0.000%, 05/01/2028 (ETM)(Insured by NATL)	5,290,000	4,836,953
Total Massachusetts (Cost $12,503,422)		12,593,874	0.8%

Michigan
Algonac Community Schools:
4.000%, 05/01/2028 (Callable 05/01/2027)(Insured by Q-SBLF)	175,000	205,312
4.000%, 05/01/2029 (Callable 05/01/2027)(Insured by Q-SBLF)	370,000	431,217
4.000%, 05/01/2030 (Callable 05/01/2027)(Insured by Q-SBLF)	470,000	542,719
Brighton Area School District,
5.000%, 05/01/2021 (Insured by Q-SBLF)	500,000	501,617
Chippewa Hills School District,
4.000%, 05/01/2033 (Callable 05/01/2025)(Insured by Q-SBLF)	300,000	329,870
Ecorse Public School District,
5.000%, 05/01/2027 (Insured by Q-SBLF)	515,000	639,285
Fraser Public School District,
5.000%, 05/01/2024 (Insured by Q-SBLF)	1,000,000	1,135,950
Michigan Finance Authority,
5.000%, 06/01/2027 (Pre-refunded to 06/01/2022)	1,315,000	1,388,446
Michigan State Housing Development Authority:
2.700%, 12/01/2034 (Callable 12/01/2028)	4,700,000	4,935,074
4.250%, 12/01/2049 (Callable 06/01/2028)	4,125,000	4,597,550
3.500%, 12/01/2050 (Callable 06/01/2029)	6,925,000	7,667,788
Pinckney Community Schools:
5.000%, 05/01/2022 (Insured by Q-SBLF)	1,935,000	2,029,490
5.000%, 05/01/2023 (Insured by Q-SBLF)	2,200,000	2,407,952
State of Michigan,
0.000%, 06/01/2022 (ETM)(Insured by AMBAC)	2,085,000	2,078,030
Swartz Creek Community Schools,
5.000%, 05/01/2038 (Callable 05/01/2029)(Insured by Q-SBLF)	1,000,000	1,258,210
Utica Community Schools,
5.000%, 05/01/2034 (Callable 05/01/2029)(Insured by Q-SBLF)	305,000	387,104
Warren Consolidated Schools:
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	2,595,000	3,138,124
5.000%, 05/01/2033 (Callable 05/01/2026)(Insured by Q-SBLF)	4,660,000	5,635,322
5.000%, 05/01/2035 (Callable 05/01/2026)(Insured by Q-SBLF)	950,000	1,144,105
Total Michigan (Cost $38,298,496)		40,453,165	2.6%

Minnesota
Brainerd Independent School District No. 181,
4.000%, 02/01/2026 (Insured by SD CRED PROG)	660,000	764,566
County of Hennepin MN:
4.000%, 12/01/2025 (Callable 12/01/2022)	3,000,000	3,173,879
5.000%, 12/01/2041 (Callable 12/01/2026)	1,000,000	1,214,831
Maple River Independent School District No. 2135,
4.000%, 02/01/2039 (Callable 02/01/2030)(Insured by SD CRED PROG)	2,095,000	2,484,447
Minneapolis-Saint Paul Metropolitan Airports Commission,
5.000%, 01/01/2032 (Callable 01/01/2027)	505,000	608,097
Minnesota Housing Finance Agency:
4.500%, 07/01/2034 (Callable 07/01/2021)(Insured by GNMA)	35,000	35,316
4.000%, 07/01/2047 (Callable 01/01/2027)(Insured by GNMA)	300,000	323,900
4.250%, 07/01/2049 (Callable 07/01/2028)(Insured by GNMA)	1,215,000	1,358,727
Pipestone-Jasper Independent School District No. 2689,
4.000%, 02/01/2032 (Callable 02/01/2029)(Insured by SD CRED PROG)	580,000	691,283
State of Minnesota,
5.000%, 08/01/2037 (Callable 08/01/2029)	3,245,000	4,176,936
Total Minnesota (Cost $14,512,498)		14,831,982	1.0%

Mississippi
Mississippi Development Bank:
5.000%, 03/01/2029 (Callable 03/01/2027)	825,000	1,013,346
5.250%, 03/01/2035 (Callable 03/01/2028)	495,000	603,260
Oxford School District,
4.000%, 05/01/2027	500,000	586,990
State of Mississippi,
5.000%, 10/01/2028 (Callable 10/01/2027)	1,130,000	1,426,005
West Rankin Utility Authority,
5.000%, 01/01/2038 (Callable 01/01/2025)(Insured by AGM)	550,000	622,359
Total Mississippi (Cost $3,889,190)		4,251,960	0.3%

Missouri
Independence School District,
5.500%, 03/01/2035 (Callable 03/01/2027)(Insured by ST AID)	990,000	1,240,963
Jackson County School District No. R-IV,
5.500%, 03/01/2037 (Callable 03/01/2029)(Insured by ST AID)	1,040,000	1,363,102
Metropolitan St. Louis Sewer District,
5.000%, 05/01/2036 (Callable 05/01/2025)	1,275,000	1,483,890
Missouri Housing Development Commission:
1.950%, 05/01/2025 (Insured by GNMA)	80,000	83,206
3.950%, 11/01/2040 (Callable 05/01/2025)(Insured by GNMA)	1,055,000	1,074,854
Moberly School District No. 81,
4.000%, 03/01/2030 (Callable 03/01/2027)(Insured by ST AID)	315,000	367,048
St. Louis County School District,
4.000%, 03/01/2031 (Callable 03/01/2025)	1,480,000	1,666,700
Total Missouri (Cost $6,867,428)		7,279,763	0.5%

Montana
Flathead County School District No. 44,
4.000%, 07/01/2036 (Callable 07/01/2028)	210,000	240,270
Montana Facility Finance Authority:
5.000%, 07/01/2028 (Callable 07/01/2027)	430,000	530,837
5.000%, 07/01/2029 (Callable 07/01/2027)	535,000	655,765
Total Montana (Cost $1,329,697)		1,426,872	0.1%

Nebraska
City of Lincoln NE,
5.000%, 04/01/2023	290,000	317,677
Nebraska Educational Health Cultural & Social Services Finance Authority:
4.000%, 01/01/2033 (Callable 01/01/2026)	400,000	447,469
4.000%, 01/01/2034 (Callable 01/01/2026)	2,000,000	2,229,151
4.000%, 01/01/2035 (Callable 01/01/2026)	1,000,000	1,111,317
Nebraska Investment Finance Authority,
3.500%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	1,945,000	2,154,625
Omaha School District,
4.000%, 12/15/2033 (Callable 12/15/2028)	1,125,000	1,339,885
University of Nebraska:
3.000%, 07/01/2028 (Pre-refunded to 07/01/2026)	30,000	33,725
3.000%, 05/15/2035 (Pre-refunded to 05/15/2026)	20,000	22,423
3.000%, 07/01/2039 (Pre-refunded to 07/01/2026)	15,000	16,862
Village of Boys Town NE,
3.000%, 09/01/2028	150,000	168,487
Total Nebraska (Cost $7,649,195)		7,841,621	0.5%

Nevada
County of Clark NV:
5.000%, 07/01/2033 (Callable 07/01/2024)	1,925,000	2,179,202
5.000%, 07/01/2035 (Callable 07/01/2025)	430,000	500,028
Total Nevada (Cost $2,542,509)		2,679,230	0.2%

New Hampshire
New Hampshire Health and Education Facilities Authority,
0.060%, 10/01/2030 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	1,000,000	1,000,000
Total New Hampshire (Cost $1,000,000)		1,000,000	0.1%

New Jersey
New Jersey Building Authority,
5.000%, 06/15/2024 (ETM)	1,410,000	1,616,146
New Jersey Economic Development Authority,
5.250%, 07/01/2025	1,285,000	1,533,601
New Jersey Educational Facilities Authority,
5.000%, 07/01/2044 (Callable 07/01/2024)	615,000	695,966
New Jersey Health Care Facilities Financing Authority:
0.000%, 07/01/2023 (ETM)(Insured by NATL)	10,000	9,926
3.750%, 07/01/2027 (ETM)	205,000	229,665
New Jersey Housing & Mortgage Finance Agency:
0.750%, 05/01/2023 (Mandatory Tender Date 06/01/2022) (1)	5,800,000	5,829,784
6.000%, 11/01/2023 (Pre-refunded to 05/03/2021)	30,000	31,011
4.500%, 10/01/2048 (Callable 10/01/2027)	1,290,000	1,457,173
2.450%, 10/01/2050 (Callable 04/01/2029)	650,000	649,478
New Jersey Transportation Trust Fund Authority:
0.000%, 12/15/2026 (Insured by BHAC)	1,210,000	1,141,934
0.000%, 12/15/2030	960,000	815,220
Total New Jersey (Cost $13,624,134)		14,009,904	0.9%

New Mexico
Jal Public School District No. 19,
2.750%, 10/01/2027 (Pre-refunded to 10/01/2023)(Insured by ST AID)	600,000	636,577
New Mexico Finance Authority,
4.000%, 06/01/2029 (Callable 06/01/2026)	2,615,000	3,011,117
New Mexico Mortgage Finance Authority:
3.500%, 07/01/2033 (Callable 01/01/2028)(Insured by GNMA)	1,075,000	1,171,864
3.950%, 09/01/2040 (Callable 09/01/2024)(Insured by GNMA)	970,000	1,017,172
New Mexico Mortgage Financial Authority:
4.625%, 09/01/2025 (Callable 05/03/2021)(Insured by GNMA)	85,000	85,219
3.550%, 09/01/2037 (Callable 03/01/2027)(Insured by GNMA)	1,065,000	1,138,447
Ruidoso Municipal School District No. 3,
4.000%, 08/01/2032 (Callable 08/01/2026)(Insured by ST AID)	115,000	130,791
Total New Mexico (Cost $6,841,633)		7,191,187	0.5%

New York
City of New York NY:
5.000%, 08/01/2022	5,000,000	5,318,121
5.000%, 12/01/2041 (Callable 12/01/2028)	1,125,000	1,382,092
Metropolitan Transportation Authority,
5.000%, 11/15/2028 (Pre-refunded to 11/15/2023)	210,000	236,414
New York City Transitional Finance Authority:
5.000%, 08/01/2029 (Callable 08/01/2026)	1,550,000	1,875,598
5.000%, 08/01/2030 (Callable 08/01/2024)	2,500,000	2,864,021
5.000%, 08/01/2033 (Callable 08/01/2026)	2,835,000	3,414,177
5.000%, 05/01/2035 (Callable 05/01/2028)	4,000,000	4,933,992
5.000%, 05/01/2042 (Callable 05/01/2027)	500,000	600,950
4.000%, 05/01/2043 (Callable 05/01/2029)	2,500,000	2,847,112
New York City Water & Sewer System:
5.000%, 06/15/2032 (Callable 12/15/2025)	6,500,000	7,780,338
5.000%, 06/15/2035 (Callable 12/15/2025)	500,000	595,427
4.000%, 06/15/2040 (Callable 12/15/2029)	500,000	586,218
5.000%, 06/15/2040 (Callable 12/15/2027)	2,000,000	2,446,496
5.000%, 06/15/2040 (Callable 12/15/2027)	1,800,000	2,201,846
5.000%, 06/15/2040 (Callable 06/15/2028)	4,000,000	4,879,915
New York Liberty Development Corp.,
4.000%, 09/15/2035 (Callable 03/15/2022)	3,000,000	3,077,647
New York State Dormitory Authority:
5.000%, 03/15/2030 (Callable 03/15/2024)	3,735,000	4,222,719
5.000%, 03/15/2033 (Callable 03/15/2025)	5,050,000	5,878,296
5.000%, 03/15/2037 (Callable 09/15/2025)	155,000	182,177
5.250%, 03/15/2039 (Callable 09/15/2028)	3,700,000	4,669,507
5.000%, 03/15/2048 (Callable 09/15/2028)	4,550,000	5,536,625
New York State Environmental Facilities Corp.,
5.500%, 10/15/2030 (ETM)	390,000	535,416
New York State Housing Finance Agency,
1.600%, 11/01/2024 (Callable 12/01/2021)	5,895,000	5,938,708
New York State Urban Development Corp.:
5.000%, 03/15/2022	2,015,000	2,107,393
5.000%, 03/15/2032 (Callable 03/15/2024)	6,000,000	6,779,715
5.000%, 03/15/2033 (Callable 03/15/2023)	280,000	304,685
State of New York Mortgage Agency,
4.000%, 10/01/2049 (Callable 04/01/2028)	4,195,000	4,632,187
Triborough Bridge & Tunnel Authority,
0.577%, 11/15/2027 (1 Month LIBOR USD + 0.500%)(Callable 05/15/2021)(Mandatory Tender Date 11/15/2021) (2)	3,180,000	3,181,234
Total New York (Cost $86,214,858)		89,009,026	5.8%

North Carolina
Charlotte-Mecklenburg Hospital Authority,
0.040%, 01/15/2048 (1)	2,350,000	2,350,000
City of Charlotte NC,
5.000%, 07/01/2031 (Callable 07/01/2028)	2,580,000	3,282,648
Inlivian,
2.550%, 05/01/2037	4,943,096	5,078,970
North Carolina Eastern Municipal Power Agency,
4.500%, 01/01/2024 (Pre-refunded to 01/01/2022)	1,870,000	1,930,898
North Carolina Housing Finance Agency:
4.000%, 01/01/2050 (Callable 07/01/2028)	1,150,000	1,279,466
4.000%, 07/01/2050 (Callable 07/01/2029)	1,800,000	2,026,103
State of North Carolina,
5.000%, 05/01/2024 (Callable 05/01/2023)	1,000,000	1,096,305
University of North Carolina at Chapel Hill:
0.427%, 12/01/2034 (1 Month LIBOR USD + 0.350%)(Callable 06/01/2021)(Mandatory Tender Date 12/01/2021) (2)	200,000	200,078
0.477%, 12/01/2041 (1 Month LIBOR USD + 0.400%)(Callable 03/09/2022)(Mandatory Tender Date 11/09/2022) (2)	7,000,000	7,015,627
Total North Carolina (Cost $23,819,552)		24,260,095	1.6%

North Dakota
County of Burleigh ND:
5.000%, 07/01/2025 (Pre-refunded to 07/01/2021)	1,500,000	1,516,119
5.000%, 07/01/2029 (Pre-refunded to 07/01/2021)	470,000	475,051
4.000%, 11/01/2029 (Pre-refunded to 11/01/2022)(Insured by AGM)	425,000	450,546
North Dakota Housing Finance Agency:
3.550%, 07/01/2033 (Callable 01/01/2028)	2,605,000	2,800,276
3.450%, 07/01/2037 (Callable 07/01/2026)(Insured by FHA)	2,555,000	2,700,740
3.500%, 07/01/2046 (Callable 01/01/2026)	905,000	971,959
4.000%, 01/01/2050 (Callable 07/01/2028)	1,205,000	1,365,266
North Dakota Public Finance Authority,
5.000%, 10/01/2032 (Callable 10/01/2028)	2,640,000	3,337,232
Total North Dakota (Cost $13,288,749)		13,617,189	0.9%

Ohio
Akron Bath Copley Joint Township Hospital District,
3.800%, 01/01/2027 (Pre-refunded to 01/01/2022)	700,000	718,489
City of Cleveland OH:
5.000%, 12/01/2029 (Pre-refunded to 12/01/2022)	850,000	918,582
5.000%, 12/01/2029 (Callable 12/01/2022)	10,000	10,745
City of Delaware OH,
4.000%, 12/01/2033 (Callable 12/01/2024)	200,000	224,026
City of Oxford OH,
4.000%, 12/01/2033 (Callable 12/01/2026)	40,000	45,863
County of Lucas OH,
5.750%, 11/15/2031 (Pre-refunded to 11/15/2021)	1,110,000	1,148,023
County of Montgomery OH:
5.250%, 05/01/2029 (Pre-refunded to 11/12/2023)	1,085,000	1,214,604
5.250%, 05/01/2029 (Pre-refunded to 11/13/2023)	1,685,000	1,880,152
Lucas-Plaza Housing Development Corp.,
0.000%, 06/01/2024 (ETM)(Insured by FHA)	1,385,000	1,360,346
Ohio Housing Finance Agency:
3.950%, 09/01/2043 (Callable 09/01/2027)(Insured by GNMA)	330,000	353,899
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by GNMA)	875,000	941,794
3.750%, 09/01/2050 (Callable 03/01/2029)(Insured by GNMA)	2,355,000	2,643,646
State of Ohio:
5.000%, 06/15/2021	6,740,000	6,804,453
5.000%, 09/01/2033 (Callable 03/01/2024)	575,000	649,012
5.000%, 04/01/2039 (Callable 04/01/2030)	2,000,000	2,562,145
University of Akron,
5.000%, 01/01/2033 (Callable 07/01/2026)	335,000	399,385
Total Ohio (Cost $21,448,802)		21,875,164	1.4%

Oregon
Clackamas County School District No. 12,
5.000%, 06/15/2037 (Callable 06/15/2027)(Insured by SCH BD GTY)	825,000	1,005,744
Clackamas County Service District No. 1,
2.125%, 12/01/2030 (Callable 12/01/2026)	1,000,000	1,043,139
County of Multnomah OR,
4.000%, 06/01/2030 (Pre-refunded to 06/01/2022)	1,565,000	1,635,283
Salem-Keizer School District No. 24J,
0.000%, 06/15/2033 (Callable 06/15/2030)(Insured by SCH BD GTY) (5)	2,535,000	3,275,278
State of Oregon:
4.000%, 12/01/2045 (Callable 06/01/2025)	2,065,000	2,209,960
4.000%, 12/01/2048 (Callable 12/01/2026)	2,345,000	2,541,423
State of Oregon Housing & Community Services Department:
4.000%, 01/01/2047 (Callable 07/01/2025)	1,020,000	1,090,386
3.750%, 07/01/2048 (Callable 01/01/2027)	1,435,000	1,513,688
3.500%, 01/01/2051 (Callable 01/01/2029)	4,085,000	4,527,832
Washington County School District No. 1,
5.000%, 06/15/2035 (Callable 06/15/2027)(Insured by SCH BD GTY)	600,000	731,199
Total Oregon (Cost $19,140,448)		19,573,932	1.3%

Pennsylvania
Centennial School District Bucks County,
4.000%, 12/15/2029 (Callable 12/15/2024)(Insured by ST AID)	265,000	297,805
Commonwealth Financing Authority,
4.000%, 06/01/2039 (Callable 06/01/2028)(Insured by AGM)	1,500,000	1,699,995
Delaware Valley Regional Finance Authority:
0.560%, 09/01/2048 (SIFMA Municipal Swap Index + 0.530%)(Callable 09/01/2022)(Mandatory Tender Date 09/01/2023) (2)	2,000,000	1,997,716
0.140%, 11/01/2055 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	4,000,000	4,000,000
Lancaster County Hospital Authority,
0.100%, 05/15/2030 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	2,000,000	2,000,000
Mckeesport Area School District,
0.000%, 10/01/2025 (ETM)	110,000	106,460
Pennsylvania Higher Educational Facilities Authority,
5.750%, 08/15/2041 (Pre-refunded to 08/15/2021)	535,000	545,930
Pennsylvania Housing Finance Agency:
2.450%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	5,325,000	5,353,629
3.500%, 10/01/2046 (Callable 10/01/2025)	815,000	863,581
3.500%, 04/01/2051 (Callable 10/01/2029)	4,200,000	4,563,862
Pittsburgh Water & Sewer Authority:
0.000%, 09/01/2026 (ETM)	720,000	687,734
0.000%, 09/01/2027 (ETM)	1,075,000	1,006,534
0.000%, 09/01/2028 (ETM)	360,000	329,961
Total Pennsylvania (Cost $23,005,517)		23,453,207	1.5%

Puerto Rico
Puerto Rico Highways & Transportation Authority,
5.250%, 07/01/2022 (ETM)(Insured by AGM)	1,150,000	1,220,928
Puerto Rico Public Finance Corp.:
5.125%, 06/01/2024 (Insured by AMBAC)	5,225,000	5,567,202
6.000%, 08/01/2026 (ETM)	4,340,000	5,485,086
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,055,000	1,342,803
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,155,000	1,459,740
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,785,000	2,271,946
6.000%, 08/01/2026 (ETM)(Insured by AGC)	1,310,000	1,667,366
5.500%, 08/01/2027 (ETM)(Insured by AMBAC)	6,500,000	8,292,154
Total Puerto Rico (Cost $25,801,173)		27,307,225	1.8%

Rhode Island
Rhode Island Housing & Mortgage Finance Corp.,
3.500%, 10/01/2050 (Callable 10/01/2029)	1,390,000	1,538,220
State of Rhode Island,
5.000%, 08/01/2024	5,000,000	5,762,026
Total Rhode Island (Cost $6,900,233)		7,300,246	0.5%

South Carolina
Charleston Educational Excellence Finance Corp.,
5.000%, 12/01/2026 (Callable 12/01/2023)	4,625,000	5,172,751
City of Columbia SC,
5.000%, 02/01/2029 (Callable 02/01/2028)	25,000	31,622
Patriots Energy Group Financing Agency,
0.937%, 10/01/2048 (1 Month LIBOR USD + 0.860%)(Callable 11/01/2023)(Mandatory Tender Date 02/01/2024) (2)	2,895,000	2,921,429
Piedmont Municipal Power Agency,
5.375%, 01/01/2025 (ETM)(Insured by NATL)	5,465,000	6,365,925
South Carolina Jobs-Economic Development Authority,
0.170%, 05/01/2048 (Callable 04/01/2021)(Optional Put Date 04/07/2021) (1)	1,600,000	1,600,000
Total South Carolina (Cost $15,492,894)		16,091,727	1.0%

South Dakota
Harrisburg School District No. 41-2,
2.375%, 08/01/2026 (Insured by ST AID)	415,000	435,868
Sioux Falls School District No. 49-5,
1.375%, 08/01/2021 (Insured by ST AID)	25,000	25,099
South Dakota Housing Development Authority,
3.375%, 05/01/2033 (Callable 05/01/2022)	330,000	334,956
Total South Dakota (Cost $767,499)		795,923	0.0%

Tennessee
City of Murfreesboro TN:
3.000%, 06/01/2030 (Callable 06/01/2023)	3,400,000	3,568,159
3.000%, 06/01/2031 (Callable 06/01/2023)	3,005,000	3,147,045
Memphis Health Educational & Housing Facility Board,
0.625%, 06/01/2023 (Mandatory Tender Date 06/01/2022) (1)	2,500,000	2,510,682
Nashville & Davidson County Metropolitan Government:
0.000%, 06/01/2021 (ETM)	2,380,000	2,379,482
4.875%, 11/01/2028 (ETM)(Insured by NATL)	1,840,000	2,149,352
Tennessee Housing Development Agency:
3.850%, 01/01/2035 (Callable 01/01/2025)	380,000	406,227
3.900%, 07/01/2042 (Callable 07/01/2027)	680,000	738,220
4.000%, 01/01/2043 (Callable 07/01/2027)	965,000	1,053,970
3.650%, 07/01/2047 (Callable 01/01/2027)	1,085,000	1,137,127
4.050%, 01/01/2049 (Callable 01/01/2028)	2,740,000	2,971,745
4.250%, 01/01/2050 (Callable 07/01/2028)	1,535,000	1,704,142
Total Tennessee (Cost $21,196,017)		21,766,151	1.4%

Texas
Amarillo Independent School District,
5.000%, 02/01/2026 (Callable 02/01/2024)(PSF Guaranteed)	1,370,000	1,546,706
Anna Independent School District,
5.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	910,000	1,087,526
Arlington Higher Education Finance Corp.:
4.000%, 08/15/2024 (PSF Guaranteed)	1,025,000	1,129,062
5.000%, 08/15/2024 (PSF Guaranteed)	1,010,000	1,159,285
5.000%, 08/15/2024 (PSF Guaranteed)	100,000	114,781
5.000%, 08/15/2026 (PSF Guaranteed)	500,000	609,733
4.000%, 08/15/2027 (Callable 08/15/2026)(PSF Guaranteed)	875,000	1,004,849
5.000%, 02/15/2028 (Callable 02/15/2025)(PSF Guaranteed)	1,905,000	2,189,857
4.000%, 08/15/2028 (Callable 08/15/2026)(PSF Guaranteed)	850,000	969,482
5.000%, 08/15/2028 (Callable 08/15/2024)(PSF Guaranteed)	555,000	627,501
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	450,000	496,046
5.000%, 08/15/2033 (Callable 08/15/2024)(PSF Guaranteed)	1,460,000	1,633,233
4.000%, 08/15/2034 (Callable 08/15/2026)(PSF Guaranteed)	195,000	217,115
4.000%, 08/15/2035 (Callable 08/15/2026)(PSF Guaranteed)	455,000	505,674
4.000%, 12/01/2035 (Callable 06/01/2027)(PSF Guaranteed)	450,000	514,932
Austin Community College District,
5.000%, 08/01/2035 (Callable 08/01/2025)	1,175,000	1,381,575
Austin Community College District Public Facility Corp.,
5.000%, 08/01/2033 (Callable 08/01/2025)	750,000	879,764
Balmorhea Independent School District,
4.000%, 02/15/2042 (Callable 02/15/2024)(PSF Guaranteed)	350,000	375,586
Barbers Hill Independent School District,
4.000%, 02/15/2037 (Callable 08/15/2026)(PSF Guaranteed)	860,000	980,409
Blum Independent School District:
4.000%, 08/15/2032 (Callable 08/15/2026)(PSF Guaranteed)	165,000	190,104
4.000%, 08/15/2033 (Callable 08/15/2026)(PSF Guaranteed)	210,000	241,887
Brazoria County Toll Road Authority,
4.000%, 03/01/2044 (Callable 03/01/2030) (5)	255,000	247,909
Burleson Independent School District,
5.000%, 08/01/2025 (PSF Guaranteed)	1,260,000	1,499,839
City of Dallas TX,
5.000%, 02/15/2029	1,875,000	2,412,332
City of Fort Worth TX,
4.000%, 02/15/2035 (Callable 02/15/2028)	2,530,000	2,928,567
City of Houston TX:
5.500%, 12/01/2024 (ETM)(Insured by NATL)	1,835,000	2,084,449
0.000%, 12/01/2026 (ETM)(Insured by AGM)	465,000	444,971
5.500%, 12/01/2029 (ETM)(Insured by NATL)	16,050,000	20,633,360
5.750%, 12/01/2032 (ETM)(Insured by AGM)	29,965,000	44,342,986
City of San Antonio TX,
5.000%, 02/01/2025 (ETM)	175,000	204,558
Cleveland Independent School District,
5.000%, 02/15/2046 (Callable 02/15/2026)(PSF Guaranteed)	1,000,000	1,188,746
Clifton Higher Education Finance Corp.:
5.000%, 08/15/2029 (Callable 08/15/2024)(PSF Guaranteed)	215,000	246,004
4.000%, 08/15/2031 (Callable 08/15/2026)(PSF Guaranteed)	120,000	136,068
4.000%, 08/15/2044 (Callable 08/15/2029)(PSF Guaranteed)	550,000	641,530
County of Bexar TX:
4.000%, 06/15/2030 (Callable 06/15/2026)	150,000	173,807
4.000%, 06/15/2033 (Callable 06/15/2025)	3,795,000	4,288,788
5.000%, 06/15/2036 (Callable 06/15/2026)	2,120,000	2,561,517
County of Harris TX:
5.000%, 10/01/2026 (Callable 10/01/2025)	4,170,000	5,011,277
5.000%, 08/15/2030 (Callable 08/15/2022)	700,000	745,407
County of Montgomery TX,
5.000%, 03/01/2027 (Pre-refunded to 03/01/2022)	665,000	694,486
County of Williamson TX:
4.000%, 02/15/2034 (Callable 08/15/2026)	2,270,000	2,610,691
4.000%, 02/15/2039 (Callable 02/15/2029)	1,320,000	1,571,208
Crowley Independent School District,
5.000%, 08/01/2036 (Pre-refunded to 08/01/2025)(PSF Guaranteed)	2,000,000	2,382,445
Dallas Independent School District:
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed)	390,000	406,305
5.000%, 02/15/2036 (Pre-refunded to 02/15/2022)(PSF Guaranteed) (1)	700,000	729,266
5.000%, 02/15/2036 (Mandatory Tender Date 02/15/2022)(PSF Guaranteed) (1)	705,000	734,350
Decatur Hospital Authority,
5.750%, 09/01/2029 (ETM)	460,000	563,371
DeSoto Independent School District:
5.000%, 08/15/2032 (Callable 08/15/2025)(Insured by BAM)	1,080,000	1,257,236
5.000%, 08/15/2032 (Callable 08/15/2024)(PSF Guaranteed)	1,825,000	2,092,114
Eagle Mountain & Saginaw Independent School District,
4.000%, 08/15/2045 (Callable 08/15/2025)(PSF Guaranteed)	675,000	758,050
Ennis Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,145,000	1,362,494
Forney Independent School District,
5.000%, 08/15/2034 (Callable 08/15/2025)(PSF Guaranteed)	525,000	615,067
Fort Bend Independent School District,
5.000%, 08/15/2024 (PSF Guaranteed)	1,655,000	1,912,821
Godley Independent School District,
5.000%, 02/15/2023 (PSF Guaranteed)	1,445,000	1,569,814
Harlingen Consolidated Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	2,810,000	3,234,484
5.000%, 08/15/2025 (PSF Guaranteed)	1,445,000	1,718,792
Harris County Cultural Education Facilities Finance Corp.,
7.000%, 01/01/2048 (Pre-refunded to 01/01/2023)	3,800,000	4,230,601
Harris County Health Facilities Development Corp.:
5.750%, 07/01/2027 (ETM)	5,000,000	6,068,577
6.250%, 07/01/2027 (ETM)	7,295,000	9,015,797
Harris County Toll Road Authority,
5.000%, 08/15/2028 (Callable 02/15/2028)	770,000	978,035
Hays Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	880,000	1,010,420
Honda Auto Receivables Owner Trust,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,030,000	1,145,765
Houston Higher Education Finance Corp.,
5.000%, 02/15/2034 (Callable 02/15/2024)(PSF Guaranteed)	1,795,000	1,965,789
Humble Independent School District,
5.000%, 02/15/2036 (Callable 02/15/2027)(PSF Guaranteed)	1,000,000	1,205,376
Irving Independent School District,
5.000%, 02/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,250,000	1,439,733
Kenedy Independent School District:
4.000%, 08/15/2031 (Pre-refunded to 08/15/2023)(PSF Guaranteed)	100,000	108,872
4.000%, 08/15/2035 (Pre-refunded to 08/15/2021)(PSF Guaranteed)	100,000	101,393
4.000%, 08/15/2036 (Pre-refunded to 08/15/2021)(PSF Guaranteed)	150,000	152,089
4.000%, 08/15/2037 (Pre-refunded to 08/15/2021)(PSF Guaranteed)	100,000	101,393
4.000%, 08/15/2038 (Pre-refunded to 08/15/2021)(PSF Guaranteed)	100,000	101,393
Kirbyville Consolidated Independent School District,
4.000%, 02/15/2029 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	160,000	176,032
Klein Independent School District,
4.000%, 08/01/2031 (Callable 08/01/2025)(PSF Guaranteed)	1,000,000	1,137,568
La Joya Independent School District,
4.000%, 02/15/2035 (Callable 02/15/2027)(Insured by AGM)	910,000	1,010,226
La Porte Independent School District,
5.000%, 02/15/2025 (PSF Guaranteed)	1,080,000	1,263,863
Leander Independent School District:
0.000%, 08/15/2034 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	125,000	75,632
0.000%, 08/15/2035 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	375,000	213,324
0.000%, 08/15/2036 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	55,000	29,451
0.000%, 08/15/2037 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	700,000	371,019
0.000%, 08/15/2040 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	635,000	290,291
0.000%, 08/15/2040 (Callable 08/15/2024)(PSF Guaranteed)	20,000	8,942
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	8,915,000	3,587,321
0.000%, 08/15/2041 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	135,000	58,430
0.000%, 08/15/2042 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	1,500,000	570,598
0.000%, 08/15/2043 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	200,000	72,027
0.000%, 08/15/2045 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	2,000,000	638,631
0.000%, 08/15/2046 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	150,000	45,007
0.000%, 08/15/2047 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	190,000	53,527
0.000%, 08/15/2048 (Pre-refunded to 08/15/2024)(PSF Guaranteed)	750,000	198,697
Lower Colorado River Authority:
4.750%, 01/01/2028 (ETM)(Insured by AGM)	1,360,000	1,558,796
5.000%, 05/15/2040 (Callable 05/15/2025)	1,970,000	2,255,032
Lubbock Housing Finance Corp.,
8.000%, 10/01/2021 (ETM)	1,980,000	2,053,385
Luling Independent School District:
4.000%, 02/15/2028 (PSF Guaranteed)	190,000	228,950
4.000%, 02/15/2029 (Callable 02/15/2028)(PSF Guaranteed)	90,000	107,577
McKinney Independent School District,
4.000%, 02/15/2034 (Callable 02/15/2026)(PSF Guaranteed)	1,325,000	1,506,317
Melissa Independent School District,
5.000%, 08/01/2036 (Callable 08/01/2026)(PSF Guaranteed)	1,020,000	1,217,292
Mesquite Independent School District:
5.000%, 08/15/2024 (PSF Guaranteed)	1,425,000	1,644,399
5.000%, 08/15/2025 (PSF Guaranteed)	2,615,000	3,117,953
5.000%, 08/15/2025 (PSF Guaranteed)	1,500,000	1,788,501
Millsap Independent School District,
4.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	335,000	367,150
Montgomery County Health Facilities Development Corp.,
0.000%, 07/15/2023 (ETM)	200,000	198,504
Moulton Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2027)(PSF Guaranteed)	235,000	271,199
4.000%, 08/15/2032 (Callable 08/15/2027)(PSF Guaranteed)	200,000	230,068
4.000%, 08/15/2034 (Callable 08/15/2027)(PSF Guaranteed)	225,000	257,199
4.000%, 08/15/2035 (Callable 08/15/2027)(PSF Guaranteed)	545,000	621,662
4.000%, 08/15/2036 (Callable 08/15/2027)(PSF Guaranteed)	285,000	324,212
Navasota Independent School District,
5.000%, 02/15/2048 (Callable 02/15/2025)(PSF Guaranteed)	6,785,000	7,757,984
New Caney Independent School District:
5.000%, 02/15/2023 (PSF Guaranteed)	1,000,000	1,089,709
5.000%, 02/15/2024 (PSF Guaranteed)	1,030,000	1,167,027
5.000%, 02/15/2039 (Callable 08/15/2027)(PSF Guaranteed)	500,000	604,050
New Hope Cultural Education Facilities Finance Corp.:
5.000%, 04/01/2025 (ETM)	715,000	842,224
5.000%, 08/15/2047 (Callable 08/15/2027)	1,000,000	1,186,851
Newark Higher Education Finance Corp.,
4.000%, 08/15/2022 (PSF Guaranteed)	215,000	225,978
North East Independent School District,
5.000%, 02/01/2024 (PSF Guaranteed)	2,930,000	3,320,330
North Texas Tollway Authority:
0.000%, 09/01/2037 (Pre-refunded to 09/01/2031)	3,155,000	1,729,437
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031)	24,015,000	8,390,046
0.000%, 09/01/2043 (Pre-refunded to 09/01/2031) (5)	3,055,000	4,161,077
0.000%, 09/01/2045 (Pre-refunded to 09/01/2031) (5)	1,390,000	2,051,122
Northside Independent School District,
5.000%, 08/15/2025 (PSF Guaranteed)	1,000,000	1,194,244
Pasadena Independent School District,
1.500%, 02/15/2044 (Mandatory Tender Date 08/15/2024)(PSF Guaranteed) (1)	1,360,000	1,403,196
Pflugerville Independent School District:
5.000%, 02/15/2025 (Callable 02/15/2024)(PSF Guaranteed)	1,020,000	1,153,820
5.000%, 02/15/2037 (Callable 02/15/2026)(PSF Guaranteed)	100,000	118,457
Princeton Independent School District,
5.000%, 02/15/2032 (Callable 02/15/2025)(PSF Guaranteed)	560,000	648,348
Prosper Independent School District,
5.000%, 02/15/2031 (Callable 02/15/2028)(PSF Guaranteed)	1,020,000	1,281,741
Red River Education Finance Corp.,
5.000%, 03/15/2043 (Pre-refunded to 03/15/2023)	4,500,000	4,923,594
Rockwall Independent School District,
5.000%, 02/15/2038 (Callable 05/03/2021)(PSF Guaranteed)	745,000	747,400
San Angelo Independent School District,
5.000%, 02/15/2029 (Pre-refunded to 02/15/2024)(PSF Guaranteed)	1,500,000	1,702,073
San Antonio Housing Trust Finance Corp.,
1.375%, 09/01/2022 (Mandatory Tender Date 09/01/2021) (1)	1,720,000	1,728,419
San Antonio Public Facilities Corp.,
4.000%, 09/15/2034 (Callable 09/15/2022)	1,750,000	1,829,791
Sherman Independent School District,
5.000%, 02/15/2026 (Callable 02/15/2024)(PSF Guaranteed)	1,775,000	2,002,986
Smithville Independent School District:
4.000%, 08/15/2031 (Callable 08/15/2028)(PSF Guaranteed)	185,000	220,446
4.000%, 08/15/2032 (Callable 08/15/2028)(PSF Guaranteed)	100,000	118,956
4.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	110,000	130,467
Socorro Independent School District,
4.000%, 08/15/2033 (Callable 02/15/2027)(PSF Guaranteed)	900,000	1,039,593
State of Texas:
5.000%, 04/01/2038 (Callable 04/01/2026)	2,000,000	2,391,300
4.000%, 04/01/2046 (Callable 04/01/2026)	4,110,000	4,570,140
Tarrant County Health Facilities Development Corp.,
6.000%, 09/01/2024 (ETM)	3,850,000	4,261,128
Terrell Independent School District,
4.000%, 08/01/2037 (Callable 08/01/2026)(PSF Guaranteed)	510,000	571,547
Texas Department of Housing & Community Affairs:
3.350%, 09/01/2033 (Callable 09/01/2027)(Insured by GNMA)	505,000	530,542
2.150%, 09/01/2035 (Callable 03/01/2029)	1,325,000	1,342,133
4.000%, 03/01/2050 (Callable 09/01/2028)(Insured by GNMA)	1,020,000	1,158,115
Texas State Affordable Housing Corp.,
4.250%, 03/01/2049 (Callable 03/01/2029)(Insured by GNMA)	450,000	500,909
Texas Water Development Board:
4.000%, 10/15/2033 (Callable 10/15/2027)	600,000	709,051
5.000%, 10/15/2033 (Callable 10/15/2025)	1,250,000	1,491,699
4.000%, 10/15/2034 (Callable 04/15/2028)	2,000,000	2,378,095
4.000%, 10/15/2034 (Callable 10/15/2028)	975,000	1,171,860
4.000%, 04/15/2038 (Callable 10/15/2027)	1,900,000	2,221,548
Town of Flower Mound TX,
5.000%, 03/01/2033 (Callable 03/01/2024)	250,000	282,257
Tyler Health Facilities Development Corp.,
5.500%, 07/01/2027 (Pre-refunded to 07/01/2021)	600,000	607,530
United Independent School District:
5.000%, 08/15/2033 (Callable 08/15/2028)(PSF Guaranteed)	835,000	1,054,051
5.000%, 08/15/2038 (Callable 08/15/2027)(PSF Guaranteed)	225,000	277,185
Waxahachie Independent School District,
5.000%, 02/15/2039 (Callable 02/15/2026)(PSF Guaranteed)	785,000	931,524
Webb Consolidated Independent School District,
4.000%, 02/15/2033 (Callable 02/15/2025)(PSF Guaranteed)	250,000	280,148
Wylie Independent School District,
6.750%, 08/15/2023 (PSF Guaranteed)	1,010,000	1,163,129
Ysleta Independent School District:
5.000%, 08/15/2023 (Pre-refunded to 08/15/2021)(PSF Guaranteed)	1,020,000	1,038,077
5.000%, 08/15/2025 (Callable 08/15/2024)(PSF Guaranteed)	1,545,000	1,774,478
Total Texas (Cost $256,802,645)		270,510,043	17.6%

Utah
Granite School District Board of Education:
5.000%, 06/01/2022 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	3,900,000	3,929,774
5.000%, 06/01/2023 (Pre-refunded to 06/01/2021)(Insured by SCH BD GTY)	1,750,000	1,763,360
Timpanogos Special Service District,
4.000%, 06/01/2028 (Callable 06/01/2024)	425,000	462,299
University of Utah,
5.000%, 08/01/2044 (Callable 08/01/2028)	2,000,000	2,449,224
Utah Charter School Finance Authority:
5.000%, 04/15/2024 (Insured by UT CSCE)	235,000	263,441
5.000%, 04/15/2037 (Callable 04/15/2026)(Insured by UT CSCE)	500,000	573,007
Utah Housing Corp.,
4.000%, 01/01/2045 (Callable 01/01/2026)(Insured by FHA)	3,550,000	3,817,752
Total Utah (Cost $13,081,051)		13,258,857	0.9%

Vermont
City of Burlington VT:
5.500%, 07/01/2029 (Pre-refunded to 07/01/2021)	265,000	268,293
5.625%, 07/01/2030 (Pre-refunded to 07/01/2021)	315,000	319,009
5.750%, 07/01/2031 (Pre-refunded to 07/01/2021)	460,000	465,991
Vermont Housing Finance Agency:
3.600%, 11/01/2036 (Callable 11/01/2025)	1,480,000	1,565,794
4.000%, 05/01/2048 (Callable 11/01/2026)(Insured by GNMA)	855,000	915,747
4.000%, 11/01/2048 (Callable 05/01/2027)	555,000	602,876
Total Vermont (Cost $4,033,325)		4,137,710	0.3%

Virginia
County of Fairfax VA,
5.000%, 04/01/2042 (Callable 04/01/2027)	585,000	709,880
Danville Industrial Development Authority,
5.250%, 10/01/2028 (ETM)(Insured by AMBAC)	1,095,000	1,222,999
Hampton Redevelopment & Housing Authority,
1.460%, 12/01/2022 (Mandatory Tender Date 12/01/2021) (1)	2,950,000	2,973,426
Virginia Housing Development Authority:
3.700%, 03/01/2023 (Callable 04/01/2021)	75,000	75,000
3.450%, 04/01/2038 (Callable 10/01/2022)	7,350,000	7,594,761
Total Virginia (Cost $12,387,897)		12,576,066	0.8%

Washington
Central Puget Sound Regional Transit Authority,
5.000%, 11/01/2032 (Callable 11/01/2025)	2,725,000	3,234,766
County of King WA:
5.000%, 07/01/2034 (Callable 01/01/2025)	705,000	813,565
5.000%, 01/01/2037 (Callable 01/01/2029)	2,000,000	2,528,600
Energy Northwest,
5.000%, 07/01/2034 (Callable 07/01/2027)	1,090,000	1,339,800
King County Housing Authority:
3.250%, 05/01/2033 (Callable 05/01/2028)	1,500,000	1,658,331
4.000%, 11/01/2034 (Callable 11/01/2029)	1,520,000	1,803,159
4.000%, 11/01/2036 (Callable 11/01/2029)	2,740,000	3,229,184
Pierce County School District No. 3,
5.000%, 12/01/2033 (Callable 06/01/2027)(Insured by SCH BD GTY)	2,600,000	3,201,347
Port of Seattle WA:
5.000%, 01/01/2037 (Callable 01/01/2027)	1,665,000	2,005,993
5.000%, 01/01/2038 (Callable 01/01/2027)	1,000,000	1,202,284
State of Washington:
5.000%, 07/01/2032 (Callable 01/01/2025)	1,005,000	1,167,431
5.000%, 07/01/2032 (Callable 01/01/2025)	6,005,000	6,975,548
5.000%, 08/01/2034 (Callable 08/01/2023)	2,755,000	3,039,116
5.000%, 02/01/2035 (Callable 02/01/2025)	720,000	837,384
5.000%, 08/01/2038 (Callable 08/01/2026)	1,225,000	1,473,149
5.000%, 07/01/2040 (Callable 07/01/2028)	660,000	811,998
Washington Health Care Facilities Authority:
5.000%, 09/01/2030	300,000	396,025
5.000%, 09/01/2031 (Callable 09/01/2030)	175,000	229,832
6.125%, 11/15/2031 (Pre-refunded to 05/15/2021)	620,000	624,148
5.000%, 09/01/2032 (Callable 09/01/2030)	185,000	241,896
5.000%, 09/01/2033 (Callable 09/01/2030)	190,000	247,362
6.250%, 11/15/2041 (Pre-refunded to 05/15/2021)	4,875,000	4,908,296
Washington State Housing Finance Commission:
2.550%, 07/01/2022 (Mandatory Tender Date 07/01/2021) (1)	6,250,000	6,285,094
5.000%, 01/01/2023 (ETM)	330,000	348,432
0.610%, 12/01/2048 (SIFMA Municipal Swap Index + 0.550%)(Callable 04/01/2023)(Mandatory Tender Date 10/01/2023) (2)	4,465,000	4,498,974
4.000%, 06/01/2049 (Callable 06/01/2028)	565,000	622,806
4.000%, 06/01/2050 (Callable 06/01/2029)(Insured by GNMA)	1,820,000	2,052,459
Total Washington (Cost $53,999,099)		55,776,979	3.6%

West Virginia
West Virginia Economic Development Authority,
5.000%, 07/01/2033 (Callable 07/01/2027)	875,000	1,078,972
West Virginia Parkways Authority,
5.000%, 06/01/2043 (Callable 06/01/2028)	2,000,000	2,444,043
Total West Virginia (Cost $3,527,797)		3,523,015	0.2%

Wisconsin
Baraboo School District,
4.000%, 04/01/2028 (Callable 04/01/2026)(Insured by BAM)	550,000	634,532
City of Milwaukee WI,
3.000%, 06/01/2033 (Callable 06/01/2026)	2,500,000	2,637,408
Mill City Mortgage Trust,
3.000%, 09/01/2023 (Pre-refunded to 09/01/2021)	310,000	313,504
Public Finance Authority,
5.000%, 03/01/2025	535,000	624,729
Southeast Wisconsin Professional Baseball Park District:
5.500%, 12/15/2026 (Insured by NATL)	1,090,000	1,312,395
0.000%, 12/15/2027 (ETM)(Insured by NATL)	325,000	302,592
0.000%, 12/15/2028 (ETM)(Insured by NATL)	325,000	295,964
0.000%, 12/15/2029 (ETM)(Insured by NATL)	345,000	305,064
State of Wisconsin:
5.000%, 05/01/2024 (Callable 05/01/2023)	2,150,000	2,364,717
4.000%, 05/01/2031 (Pre-refunded to 05/01/2022)	245,000	255,210
5.000%, 05/01/2033 (Callable 05/01/2025)	500,000	588,273
5.000%, 05/01/2034 (Callable 05/01/2025)	900,000	1,058,891
5.000%, 05/01/2037 (Callable 05/01/2028)	2,470,000	3,085,291
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio:
5.000%, 06/01/2028 (Pre-refunded to 06/01/2024)	5,430,000	6,223,512
5.000%, 06/01/2030 (Pre-refunded to 06/01/2024)	10,515,000	12,051,607
5.000%, 06/01/2031 (Pre-refunded to 06/01/2024)	7,975,000	9,140,425
University of Wisconsin Hospitals & Clinics,
5.000%, 04/01/2038 (Pre-refunded to 04/01/2023)	2,655,000	2,907,275
Village of Mount Pleasant WI:
5.000%, 04/01/2036 (Callable 04/01/2028)	275,000	338,638
4.000%, 04/01/2037 (Callable 04/01/2028)	2,400,000	2,720,279
5.000%, 04/01/2048 (Callable 04/01/2028)	1,500,000	1,789,242
Wisconsin Center District:
4.000%, 12/15/2029 (Callable 06/15/2026)	1,480,000	1,700,433
5.000%, 12/15/2030 (Callable 06/15/2026)	775,000	934,216
0.000%, 12/15/2034 (Callable 12/15/2030)(Insured by AGM)	1,205,000	851,705
0.000%, 12/15/2034 (Callable 12/15/2030)	1,810,000	1,278,317
Wisconsin Health & Educational Facilities Authority:
5.000%, 02/15/2028 (Pre-refunded to 08/15/2025)	20,000	23,763
4.000%, 02/15/2033 (Pre-refunded to 08/15/2025)	100,000	114,520
5.000%, 11/15/2036 (Callable 05/15/2026)	205,000	244,738
4.000%, 02/15/2038 (Pre-refunded to 08/15/2025)	325,000	372,191
5.000%, 07/01/2042 (Callable 07/01/2027)	2,000,000	2,330,687
4.000%, 11/15/2043 (Callable 11/15/2028)	1,945,000	2,209,905
Wisconsin Housing & Economic Development Authority:
3.500%, 09/01/2046 (Callable 09/01/2025)(Insured by FNMA)	955,000	1,024,506
4.000%, 03/01/2048 (Callable 03/01/2027)(Insured by FNMA)	1,160,000	1,258,661
4.250%, 03/01/2049 (Callable 09/01/2028)	1,885,000	2,113,596
Total Wisconsin (Cost $60,698,339)		63,406,786	4.1%

Wyoming
Wyoming Community Development Authority:
4.000%, 12/01/2043 (Callable 06/01/2027)	455,000	482,034
4.000%, 12/01/2048 (Callable 06/01/2028)	2,615,000	2,876,420
Total Wyoming (Cost $3,230,112)		3,358,454	0.2%
Total Long-Term Investments (Cost $1,426,451,381)		1,488,964,829	96.8%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
Federated Hermes Institutional Tax-Free Cash Trust, Premier Shares, 0.01% (4)	34,276,640	34,276,640
Total Short-Term Investment (Cost $34,276,640)		34,276,640	2.2%
Total Investments (Cost $1,460,728,021)		1,523,241,469	99.0%
Other Assets in Excess of Liabilities		16,262,484	1.0%
TOTAL NET ASSETS		$1,539,503,953	100.0%

Notes to Schedule of Investments
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NATL	National Public Finance Guarantee Corp.
Q-SBLF	Qualified School Building Loan Fund
SCH BD GTY	School Board Guaranty
SD CRED PROG	State Credit Enhancement Program
ST AID	State Aid Intercept/Withholding
UT CSCE	Utah Charter School Credit Enhancement Program

ETM	Escrowed to Maturity
LIBOR	London Inter-bank Offered Rate
PSF	Permanent School Fund
SIFMA	Securities Industry and Financial Markets Association

(1)	Variable rate security. The rate reported is the rate in effect as of March 31, 2021.
(2)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2021.
(3)
Security issued under Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program. Purchased in a private placement transaction;
resale to the public may require registration or may extend only to qualified institutional buyers. At March 31, 2021, the value of these securities total $6,761,205, which represents 0.44% of total net assets.

(4)	Seven-day yield.
(5)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2021.

Baird Quality Intermediate Municipal Bond Fund
Summary of Fair Value Exposure at March 31, 2021 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
Municipal Bonds	$–	$1,488,964,829	$–	$1,488,964,829
Total Long-Term Investments	–	1,488,964,829	–	1,488,964,829
Short-Term Investment
Money Market Mutual Fund	34,276,640	–	–	34,276,640
Total Short-Term Investment	34,276,640	–	–	34,276,640
Total Investments	$34,276,640	$1,488,964,829	$–	$1,523,241,469

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.